Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment
Depreciation of property and equipment is provided on the straight‑line method over the following estimated useful lives:

Vehicles	1 ‑ 5 years
Equipment	2 ‑ 20 years
Leasehold improvements	5 ‑ 20 years
Property and equipment consisted of the following at December 31, 2016 and 2015, respectively:

	2016	2015
Equipment and vehicles	$402,640,458	$399,084,240
Leasehold improvements	4,500,406	5,003,838
Subtotal	407,140,864	404,088,078
Less accumulated depreciation	143,279,219	112,249,580
Property and equipment — net	$263,861,645	$291,838,498